Operating Lease (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary Of Right-of-use Assets And Lease Liabilities

The following table summarizes the classification of right-of-use assets and lease liabilities in the Group’s consolidated balance sheets:

	As of December 31,
	2024	2025
	US$	US$
Right-of-use assets	1,653,733	1,766,194
Lease liabilities-current	(303,851)	(592,989)
Lease liabilities-non-current	(1,274,314)	(1,175,413)
Total lease liabilities	(1,578,165)	(1,768,402)

Weighted-average remaining lease term	9.44 years	6.49 years
Weighted-average discount rate	3.92%	3.33%

Summary Of Supplemental Cash Flow Information Related To Operating Leases

Supplemental cash flow information related to operating leases were as follows:

	For the Years Ended December 31,
	2023	2024	2025
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities	312,939	531,250	512,274
Right-of-use assets obtained in exchange for operating lease liabilities	325,049	1,647,011	940,101

Summary Of Maturity Of Lease Liabilities

The following table presents the maturity of the Group’s lease liabilities as of December 31, 2025:

As of December 31, 2025
US$
2026	641,941
2027	400,374
2028	212,870
2029	120,390
2030	99,768
Thereafter	481,309
Total operating lease payments	1,956,652
Less: imputed interest	(188,250)
Present value	1,768,402

Schedule of lease modification	The impact of these lease modifications on the consolidated statements of income and comprehensive income is summarized as follows:

	For the Years Ended December 31,
	2023	2024	2025
	US$	US$	US$
Decrease of ROU assets caused by lease modifications	-	-	345,622
Decrease of lease liabilities caused by lease modifications	-	-	357,512
Loss recorded in the consolidated statements of comprehensive loss	-	-	11,890